Subsequent Events (Details)															3 Months Ended	12 Months Ended
	Sep. 08, 2027 shares	Mar. 08, 2027 shares	Feb. 25, 2027 USD ($)	Sep. 07, 2026 shares	Mar. 09, 2026 USD ($) Installment	Mar. 06, 2026 $ / shares shares	Mar. 02, 2026 USD ($) Installment	Feb. 26, 2026 USD ($) Installment t	Feb. 25, 2026 USD ($) t	Feb. 13, 2026 $ / shares	Feb. 06, 2026 USD ($)	Jan. 30, 2026 USD ($) Installment t	Jan. 09, 2026 $ / shares	Jan. 07, 2026 USD ($)	Mar. 31, 2029 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 10, 2026 USD ($)	Nov. 28, 2025 USD ($)	Nov. 11, 2025 $ / shares
Subsequent Events [Abstract]
Payment of long-term debt																$ 123,333,000	$ 73,038,000	$ 88,742,000
Dividend paid per share (in dollars per share) | $ / shares																$ 0.33	$ 0.76	$ 0.1
Down payment received for sale of vessel																$ 21,590,000	$ 0	$ 23,910,000
Down payment advanced																$ 35,587,000	$ 70,651,000	$ 314,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares																528,200	502,500
Grant date fair value (in dollars per share) | $ / shares																$ 7.35	$ 8.42
Shares vested (in shares) | shares																536,800	856,314
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 6, 2026 [Member] | Plan [Member]
Subsequent Events [Abstract]
Shares vested (in shares) | shares	144,400	108,300		168,750
Newbuilding 1 [Member]
Subsequent Events [Abstract]
Purchase price																				$ 75,750,000
Newbuilding 3 [Member] | Plan [Member]
Subsequent Events [Abstract]
Down payment advanced			$ 7,750,000												$ 3,875,000
Regular Quarterly Dividend for Q3-2025 [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid																Jan. 09, 2026
Dividend payable per share (in dollars per share) | $ / shares																					$ 0.13
Dividend payable, date of record																Dec. 29, 2025
Dividend payable, date declared																Nov. 11, 2025
Subsequent Event [Member] | Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Shares reserved for issuance (in shares) | shares						600,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 6, 2026 [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares						554,100
Grant date fair value (in dollars per share) | $ / shares						$ 13.28
Shares vested (in shares) | shares						132,650
Subsequent Event [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 6, 2026 [Member] | Non-Executive Members of Board of Directors and Executive Officers [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares						313,500
Subsequent Event [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 6, 2026 [Member] | Non-Executive Employees and Non-Employee [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares						240,600
Subsequent Event [Member] | Partnership Sale and Leaseback Agreement [Member]
Subsequent Events [Abstract]
Face amount							$ 26,500,000
Term of charter contract							6 years 6 months
Number of payment installments | Installment							26
Frequency of periodic payment							quarterly
Installment payment							$ 779,000
Term of variable rate							3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]							Term SOFR [Member]
Margin on variable rate							1.85%
Subsequent Event [Member] | Newbuilding 1 Sale and Leaseback Agreement [Member]
Subsequent Events [Abstract]
Face amount					$ 57,750,000
Term of charter contract					8 years
Number of payment installments | Installment					32
Frequency of periodic payment					quarterly
Installment payment					$ 670,000
Term of variable rate					3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					Term SOFR [Member]
Margin on variable rate					1.85%
Purchase obligation					$ 10,000,000
Subsequent Event [Member] | Newbuilding 1 [Member]
Subsequent Events [Abstract]
Payment of long-term debt														$ 11,175,000
Subsequent Event [Member] | Newbuilding 4 [Member]
Subsequent Events [Abstract]
Vessel capacity | t												181,500
Purchase price												$ 75,159,000
Number of purchase price payment installments | Installment												5
Percentage of purchase price payable over next 14 months												45.00%
Term for payment of 45% of purchase price												14 months
Percentage of purchase price payable upon delivery of vessel												55.00%
Subsequent Event [Member] | Dukeship [Member] | Related Party [Member] | United [Member]
Subsequent Events [Abstract]
Term of bareboat charter agreement											18 months
Down payment received for sale of vessel											$ 5,500,000
Daily bareboat rate											9,500
Purchase obligation											22,050,000
Subsequent Event [Member] | Newbuilding 3 [Member]
Subsequent Events [Abstract]
Vessel capacity | t									181,500
Term of bareboat charter agreement									10 years
Down payment advanced									$ 3,875,000
Period after signing bareboat charter agreement to pay additional down payment									1 year
Monthly bareboat rate									$ 295,000
Term of variable rate									1 month
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]									Term SOFR [Member]
Margin on variable rate									2.20%
Purchase price of vessel									$ 26,970,000
Subsequent Event [Member] | Newbuilding 2 [Member]
Subsequent Events [Abstract]
Vessel capacity | t								181,500
Purchase price								$ 80,100,000
Number of purchase price payment installments | Installment								2
Percentage of purchase price paid upon signing of contract								20.00%
Percentage of purchase price payable upon delivery of vessel								80.00%
Subsequent Event [Member] | Squireship [Member] | Related Party [Member] | United [Member]
Subsequent Events [Abstract]
Sales price																			$ 29,500,000
Subsequent Event [Member] | Seanergy Shipmanagement [Member] | Dukeship [Member] | Related Party [Member] | United [Member]
Subsequent Events [Abstract]
Fixed management fee per month											$ 14,000
Subsequent Event [Member] | Regular Quarterly Dividend for Q3-2025 [Member]
Subsequent Events [Abstract]
Dividend paid per share (in dollars per share) | $ / shares													$ 0.13
Subsequent Event [Member] | Regular Quarterly Dividend for Q4-2025 [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid										Apr. 10, 2026
Dividend payable per share (in dollars per share) | $ / shares										$ 0.2
Dividend payable, date of record										Mar. 27, 2026
Dividend payable, date declared										Feb. 13, 2026